SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Information
Loss for the year from continuing operations	$ (17)	¥ (122)	¥ (4,506)	$ (1,177)	¥ (8,337)	¥ (23,338)	¥ (43,884)
Loss for the year from discontinued operations			(4,955)	(580)	(4,106)	1,042	(11,087)
Net loss (including non-controlling interests)	$ (17)	¥ (122)	¥ (9,461)	$ (1,757)	¥ (12,443)	¥ (22,296)	¥ (54,971)